Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets
	June 30, 2024	December 31, 2023
Prepaid Pension	$-	$460,732
Guarantee deposits	547,607	506,316
Others	63,145	66,952
	$610,752	$1,034,000